Other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	$ 20,756	$ 51,267
Additions	131,836	35,640
Disposals	(51,791)	(68,713)
Exchange differences	(159)	2,562
Other intangible assets at end of the year	100,642	20,756	$ 51,267
Impairment charge related to intangible assets	1,153		211
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(93,042)	(82,283)
Additions	(7,241)	(7,183)
Disposals	563
Exchange differences	3,580	(3,576)
Other intangible assets at end of the year	(96,140)	(93,042)	(82,283)
Accumulated impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(20,082)	(18,964)
Additions	(1,153)
Disposals	3,072
Exchange differences	1,236	(1,118)
Other intangible assets at end of the year	(16,927)	(20,082)	(18,964)
Capitalised development expenditure | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	54,874	50,326
Additions	1,040	262
Exchange differences	(4,216)	4,286
Other intangible assets at end of the year	51,698	54,874	50,326
Power Supply Agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	37,836	37,836
Other intangible assets at end of the year	37,836	37,836	37,836
Rights of use
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	44,138
Disposals		(34,209)
Rights of use | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	17,049	16,533
Additions	10
Disposals	(3,558)
Exchange differences	(132)	516
Other intangible assets at end of the year	13,369	17,049	16,533
Computer software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	5,249	5,149
Disposals	(72)
Exchange differences	(87)	100
Other intangible assets at end of the year	5,090	5,249	5,149
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Net reduction to other intangible assets		32,517
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	18,872	42,670
Additions	139,180	42,561
Disposals	(51,796)	(68,713)
Exchange differences	(540)	2,354
Other intangible assets at end of the year	105,716	$ 18,872	$ 42,670
Other intangible assets | MAURITANIA
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment charge related to intangible assets	$ 1,153